OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-Current Assets [Abstract]
Schedule of Detailed Information about Other Assets

	Note	December 31, 2025	December 31, 2024
Heap leach ore	8	$201,823	$—
Indemnification asset	26(a)	39,844	—
Convertible note receivable	11(a)	18,750	29,094
Supplies	8	14,460	—
Investment in Versamet	11(b)	—	32,317
VAT receivables		—	8,587
Other		3,935	3,137
		$278,812	$73,135